Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Consolidated Capital

As at December 31,	2023	2022
Total equity	$48,727	$48,226
Exclude AOCI gain / (loss) on cash flow hedges	26	8
Total equity excluding AOCI on cash flow hedges	48,701	48,218
Post-tax CSM	18,503	15,251
Qualifying capital instruments	6,667	6,122
Consolidated capital	$73,871	$69,591